UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 75.6%
	AGRICULTURAL CHEMICALS – 1.8%
65,000	Potash Corp. of Saskatchewan, Inc.1	$2,354,300

	BROADCAST SERVICES/PROGRAMS – 1.4%
25,000	Scripps Networks Interactive, Inc. - Class A	1,897,750

	CABLE TV – 0.9%
15,000	DIRECTV*	1,146,300

	COMMERCIAL SERVICES – 1.6%
70,700	ARAMARK Holdings Corp.	2,044,644

	COMPUTERS – 4.7%
11,600	Apple, Inc.	6,226,184

	DIVERSIFIED OPERATION – 4.7%
223,000	Leucadia National Corp.	6,244,000

	FINANCE-INVESTMENT BANKER/BROKER – 0.2%
4,000	LPL Financial Holdings, Inc.	210,160

	FOOD & BEVERAGE – 2.2%
35,000	PepsiCo, Inc.	2,922,500

	INVESTMENT COMPANIES – 4.9%
110,000	Oaktree Capital Group LLC	6,397,600

	MEDICAL-DRUGS – 6.7%
84,000	AbbVie, Inc.	4,317,600
32,700	Anacor Pharmaceuticals, Inc.*	654,327
72,000	GlaxoSmithKline PLC – ADR1	3,846,960
		8,818,887
	MEDICAL-GENERIC DRUGS – 7.5%
187,000	Teva Pharmaceutical Industries Ltd. – ADR1	9,881,080

	MULTI-LINE INSURANCE – 4.7%
43,000	American International Group, Inc.	2,150,430
93,000	Loews Corp.	4,096,650
		6,247,080
	MULTIMEDIA – 2.7%
116,000	Twenty-First Century Fox, Inc. - Class B	3,609,920

	OIL-FIELD SERVICES – 2.4%
53,000	Halliburton Co.	3,121,170

	RETAIL-APPAREL/SHOES – 2.5%
65,000	Coach, Inc.	3,227,900

	RETAIL-DISCOUNT – 1.9%
22,000	Costco Wholesale Corp.	2,456,960

	SCHOOLS – 8.8%
114,000	American Public Education, Inc.*	3,999,120
267,000	ITT Educational Services, Inc.*	7,657,560
		11,656,680

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SECURITY SERVICES – 2.5%
110,000	ADT Corp.	$3,294,500

	SUPER-REGIONAL BANKS-U.S. – 1.6%
27,000	Capital One Financial Corp.	2,083,320

	TRANSPORT-SERVICES – 2.5%
84,000	Expeditors International of Washington, Inc.	3,328,920

	WEB PORTALS/ISP – 6.9%
255,000	Yahoo!, Inc.*	9,154,500

	WIRELESS EQUIPMENT – 2.5%
36,000	SBA Communications Corp.*	3,274,560

	TOTAL COMMON STOCKS (Cost $90,554,151)	99,598,915

	EXCHANGE-TRADED FUNDS – 3.4%
268,000	ProShares Short Russell 2000*	4,427,360

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,617,070)	4,427,360

	REAL ESTATE INVESTMENT TRUSTS – 7.0%
	REITS-HEALTH CARE – 2.4%
282,500	Healthcare Trust of America, Inc. - Class A	3,217,675

	REITS-WAREHOUSE/INDUSTRIES – 4.6%
775,000	Chambers Street Properties	6,021,750

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,009,830)	9,239,425

Principal Amount

	SHORT-TERM INVESTMENTS – 15.4%
$20,276,429	UMB Money Market Fiduciary, 0.01%2	20,276,429

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,276,429)	20,276,429

	TOTAL INVESTMENTS – 101.4% (Cost $124,457,480)	133,542,129
	Liabilities in excess of other assets – (1.4)%	(1,806,494)

	TOTAL NET ASSETS – 100.0%	$131,735,635

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Note 1 – Organization
Oakseed Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At March 31, 2014, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$124,587,966

Gross unrealized appreciation	$10,281,452
Gross unrealized depreciation	(1,327,289)

Net unrealized appreciation on investments	$8,954,163

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$99,598,915	$-	$-	$99,598,915
Exchange-Traded Funds	4,427,360	-	-	4,427,360
Real Estate Investment Trusts	9,239,425	-	-	9,239,425
Short-Term Investments	20,276,429	-	-	20,276,429
Total Investments	$133,542,129	$-	$-	$133,542,129

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	5/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	5/21/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/21/14